Average Annual Total Returns - AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	Apr. 30, 2021
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
Since Inception	14.41%	[1]
Inception Date	Apr. 30, 2012	[1]
IncomeGrowthCompositeIndex [Member]
Average Annual Return:
1 Year	13.14%	[1]
5 Years	9.06%	[1]
Since Inception	7.97%	[1]
Inception Date	Apr. 30, 2012	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.37%	[1]
Inception Date	Apr. 30, 2012	[1]
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
Average Annual Return:
1 Year	7.16%
5 Years	6.40%
Since Inception	5.92%
Inception Date	Apr. 30, 2012

[1]	Reflects no deduction for fees, expenses, or taxes.